SUBSEQUENT EVENT (Details) - EBP 002 - USD ($)		12 Months Ended
	Jan. 01, 2026	Dec. 31, 2025
EBP, Subsequent Event [Line Items]
Rollovers		$ 15,227,232
Subsequent Event
EBP, Subsequent Event [Line Items]
Rollovers	$ 12,344,936